Balanced Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Common Stocks - 42.3% a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 4.5
Mastercard, Inc. - Class A 10,500 3,651,165
Visa, Inc. - Class A 17,000 3,531,920
Fidelity National Information Services, Inc. 26,000 1,764,100
a
Systems Software 3.3
Microsoft Corp. 17,500 4,196,850
Oracle Corp. 30,000 2,452,200
a
Semiconductors 3.1
Analog Devices, Inc. 26,000 4,264,780
Texas Instruments, Inc. 11,301 1,867,151
a
Application Software 1.3
Roper Technologies, Inc. 6,200 2,678,958
a
IT Consulting & Other Services 1.1
Accenture plc - Class A
(a)
8,000 2,134,720
a
13.3 26,541,844
Financials
Multi-Sector Holdings 2.3
Berkshire Hathaway, Inc. - Class B
(b)
15,000 4,633,500
a
Insurance Brokers 2.1
Aon plc - Class A
(a)
14,000 4,201,960
a
Property & Casualty Insurance 1.9
Markel Corp.
(b)
2,850 3,754,846
a
Investment Banking & Brokerage 1.5
The Charles Schwab Corp. 35,000 2,914,100
a
Financial Exchanges & Data 1.2
S&P Global, Inc. 7,500 2,512,050
a
Diversified Banks 1.1
JPMorgan Chase & Co. 17,000 2,279,700
a
Mortgage REITs 0.4
Redwood Trust, Inc. 108,485 733,359
a
10.5 21,029,515
Health Care
Health Care Equipment 2.2
Danaher Corp. 16,500 4,379,430
a
Life Sciences Tools & Services 1.9
Thermo Fisher Scientific, Inc. 6,850 3,772,226
a
Health Care Services 1.9
Laboratory Corp. of America Holdings 16,000 3,767,680
a
6.0 11,919,336
Materials
Construction Materials 3.6
Vulcan Materials Co. 23,000 4,027,530
Martin Marietta Materials, Inc. 9,500 3,210,715
a
Materials
% of Net
Assets Shares $ Value
a
Industrial Gases 1.2
Linde plc
(a)
7,500 2,446,350
a
4.8 9,684,595
Industrials
Industrial Machinery 2.5
IDEX Corp. 12,000 2,739,960
Fortive Corp. 35,000 2,248,750
a
Industrial Conglomerates 1.0
Honeywell International, Inc. 9,500 2,035,850
a
3.5 7,024,560
Communication Services
Cable & Satellite 1.8
Comcast Corp. - Class A 55,000 1,923,350
Charter Communications, Inc. - Class A
(b)
5,000 1,695,500
a
Interactive Media & Services 1.5
Alphabet, Inc. - Class C
(b)
34,360 3,048,763
a
3.3 6,667,613
Consumer Staples
Distillers & Vintners 0.9
Diageo plc - ADR
(a)
10,000 1,781,900
a
Total Common Stocks (Cost $48,771,293) 84,649,363
Non-Convertible Preferred Stocks - 0.6% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $3,461,303) 35,000 1,199,100
Corporate Bonds - 1.3% a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.63% 4/15/25 500,000 484,228
Brown & Brown, Inc (BRO)
4.2% 9/15/24 390,000 382,977
JPMorgan Chase & Co.
3.38% 5/1/23 500,000 497,717
3.85% 6/14/25 Floating Rate (SOFR + 98) 200,000 195,657
Markel Corp.
3.63% 3/30/23 500,000 498,274
U.S. Bancorp
2.4% 7/30/24 500,000 480,974
a
Total Corporate Bonds (Cost $2,583,244) 2,539,827

Balanced Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
Corporate Convertible Bonds - 0.9% a
a a
$ Principal
Amount $ Value a
a
Redwood Trust, Inc.
5.63% 7/15/24 (Cost $1,927,082) 2,000,000 1,830,000
Asset-Backed Securities - 9.0% a
a
Automobile
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D - 2.13% 3/18/26 595,000 557,240
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 - 3.12% 1/15/31
(c)
100,000 98,191
CarMax Auto Owner Trust (CARMX)
Series 2012-2 Class C - 3.16% 2/18/25 500,000 495,097
Series 2020-3 Class D - 2.53% 1/15/27 360,000 337,561
Series 2021-3 Class C - 1.25% 5/17/27 380,000 337,057
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(c)
388,071 368,323
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(c)
262,044 257,924
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(c)
6,111 6,103
Series 2020-1 Class A - 1.78% 12/22/25
(c)
56,252 55,998
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C - 1.28% 2/16/27
(c)
300,000 287,144
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 - 4.49% 3/16/26
(c)
500,000 495,606
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-1A Class C - 1.2% 1/15/27
(c)
475,000 465,086
Series 2021-4A Class A - 0.84% 7/15/25
(c)
166,400 164,150
GM Financial Automobile Leasing Trust (GMALT)
Series 2021-3 Class B - 0.76% 7/21/25 490,000 463,054
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 - 0.99% 1/25/28
(c)
111,114 109,434
Series 2020-2 Class A2 - 0.84% 2/25/28
(c)
23,482 22,930
Series 2021-1 Class A2 - 0.88% 9/25/28
(c)
272,274 263,256
Series 2021-2 Class A4 - 0.89% 12/26/28
(c)
215,513 206,025
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(c)
406,567 395,198
Series 2022-1A Class A - 5.21% 6/15/27
(c)
558,449 549,400
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A - 0.87% 7/14/28
(c)
500,000 462,602
Series 2022-1A Class C - 1.42% 7/14/28
(c)
447,000 380,129
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D - 2.22% 9/15/26 375,000 365,319
Series 2020-3 Class C - 1.12% 1/15/26 88,538 87,750
Series 2020-4 Class C - 1.01% 1/15/26 122,289 121,068
Series 2022-6 Class A2 - 4.37% 5/15/25 150,000 149,156
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class B - 2.45% 3/25/26
(a) (c)
32,941 32,719
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-2A Class B - 0.62% 7/15/26
(c)
256,000 247,174
Series 2022-1A Class A2A - 1.97% 12/16/24
(c)
159,708 158,016
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 - 0.51% 8/20/29
(c)
314,299 310,431
a
8,249,141
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO LP (ABPCI)
Series 2020-10A Class A - 6.19% 1/20/32 Floating Rate
(Qtrly LIBOR + 195)
(a) (c) (d)
500,000 492,763
a
a a
$ Principal
Amount $ Value a
a
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class A1 - 5.74% 10/20/33 Floating Rate
(Qtrly LIBOR + 150)
(c) (d)
500,000 486,018
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 5.94% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (c) (d)
500,000 481,269
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class A1 - 5.81% 10/20/30 Floating Rate
(TSFR3M + 214)
(a) (c) (d)
500,000 498,955
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A - 5.93% 10/15/31 Floating Rate
(Qtrly LIBOR + 185)
(a) (c) (d)
431,071 427,856
Series 2021-6A Class A - 5.48% 11/22/33 Floating Rate
(Qtrly LIBOR + 140)
(a) (c) (d)
150,100 149,847
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 5.82% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (c) (d)
250,000 240,163
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2021-15A Class A2 - 5.91% 4/25/33 Floating Rate
(Qtrly LIBOR + 155)
(a) (c) (d)
500,000 482,210
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2021-54A Class A2 - 6.06% 8/5/33 Floating Rate
(Qtrly LIBOR + 153)
(a) (c) (d)
500,000 481,334
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 - 6.25% 9/14/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (c) (d)
500,000 481,808
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 - 5.49% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (c) (d)
500,000 489,908
a
4,712,131
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A - 2.19% 1/15/42
(c)
170,402 155,869
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A - 6.56% 2/15/30
(c)
425,005 423,276
Marlette Funding Trust (MFT)
Series 2022-1A Class A - 1.36% 4/15/32
(c)
94,181 92,335
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 - 1.71% 2/20/25
(c)
68,869 68,164
Series 2021-1A Class A5 - 0.93% 3/22/27
(c)
53,472 51,681
Series 2021-2A Class A - 1.21% 9/20/28
(c)
135,618 128,988
Series 2022-1A Class A2 - 4.18% 3/20/28
(c)
244,027 237,876
Series 2022-2A Class A - 5.11% 2/22/28
(c)
209,285 206,847
Upstart Securitization Trust (UPST)
Series 2021-3 Class A - 0.83% 7/20/31
(c)
70,589 69,141
Series 2021-5 Class A - 1.31% 11/20/31
(c)
113,816 108,984
a
1,543,161
a
Equipment
Amur Equipment Finance Receivables LLC (AXIS)
Series 2021-1A Class A2 - 0.75% 11/20/26
(c)
354,248 341,476
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 - 5.3% 6/21/28
(c)
150,000 147,984
CCG Receivables Trust (CCG)
Series 2019-2 Class A - 2.11% 3/15/27
(c)
11,336 11,320
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 - 0.53% 12/22/26
(c)
625,000 599,008
Series 2022-1 Class A2 - 2.11% 8/23/27
(c)
222,840 219,920
DLLST LLC (DLLST)
Series 2022-1A Class A2 - 2.79% 1/22/24
(c)
500,000 495,808

a
a a
$ Principal
Amount $ Value a
a
Greatamerica Leasing Receivables Funding LLC (GALC)
Series 2021-1 Class B - 0.72% 12/15/26
(c)
500,000 453,800
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 - 2.77% 2/13/25
(c)
375,000 368,198
Series 2022-B Class A2 - 5.57% 9/9/25
(c)
250,000 250,392
Series 2022-B Class A3 - 5.61% 7/10/28
(c)
250,000 251,624
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 - 6.24% 7/20/28
(c)
250,000 250,684
Series 2022-2A Class A3 - 6.5% 10/21/30
(c)
250,000 252,718
3,642,932
a
Total Asset-Backed Securities (Cost $18,476,088) 18,147,365
Commercial Mortgage-Backed Securities - 3.0% a
a
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 5.42% 11/17/38 Floating
Rate (Mthly LIBOR + 108)
(c)
356,662 342,859
BDS Ltd. (BDS)
Series 2020-FL6 Class C - 6.17% 9/15/35 Floating Rate
(SOFR30A + 236)
(a) (c)
253,077 250,801
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 6.37% 11/15/28 Floating
Rate (Mthly LIBOR + 205)
(c)
125,000 123,626
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A - 6.63% 6/19/37 Floating Rate
(TSFR1M + 230)
(a) (c)
500,000 493,662
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 5.59% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (c)
329,705 322,116
HERA Commercial Mortgage, Ltd. (HCM)
Series  2021-FL1 Class A - 5.39% 2/18/38 Floating Rate
(US0001M + 105)
(a) (c)
500,000 484,252
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 5.38% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (c)
220,982 212,807
Series 2021-FL1 Class AS - 5.73% 6/16/36 Floating Rate
(Mthly LIBOR + 140)
(a) (c)
500,000 474,905
Series 2021-FL2 Class A4 - 5.33% 9/17/36 Floating Rate
(Mthly LIBOR + 100)
(a) (c)
250,000 241,423
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 - 5.4% 2/15/39 Floating Rate
(Mthly LIBOR + 107)
(a) (c)
500,000 484,811
Series 2022-FL3 Class A - 5.77% 2/17/39 Floating Rate
(Mthly SOFR + 145)
(a) (c)
500,000 485,364
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class D - 7.27% 5/15/28 Floating Rate
(US0001M + 295)
(a) (c)
400,000 376,274
Series 2021-CRE5 Class A - 5.62% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (c)
500,000 481,733
Series 2022-CRE7 Class A - 5.36% 1/17/37 Floating Rate
(SOFR 30 Day Avg + 155)
(a) (c)
250,000 242,691
PFP Ltd. (PFP)
Series 2022-9 Class A - 6.6% 8/19/35 Floating Rate
(TSFR1M + 218)
(a) (c)
250,000 246,715
STWD Ltd. (STWD)
Series 2022-FL3 Class A - 5.16% 11/15/38 Floating Rate
(SOFR 30 Day Avg + 135)
(a) (c)
500,000 482,281
a
a a
$ Principal
Amount $ Value a
a
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 5.44% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(c)
247,647 238,608
a
Total Commercial Mortgage-Backed Securities (Cost $6,122,865) 5,984,928
Mortgage-Backed Securities - 2.3% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A - 4% 3/15/25 7,276 7,187
a
Pass-Through Securities
Pool# J14649 - 3.5% 4/1/26 16,655 16,292
Pool# E02948 - 3.5% 7/1/26 35,682 35,100
Pool# J16663 - 3.5% 9/1/26 20,338 19,823
Pool# ZS8692 - 2.5% 4/1/33 141,023 130,620
209,022
a
Federal National Mortgage Association
Pass-Through Securities
Pool# AR8198 - 2.5% 3/1/23 1,831 1,824
Pool# MA1502 - 2.5% 7/1/23 3,104 3,082
Pool# 995755 - 4.5% 5/1/24 1,289 1,288
Pool# AB1769 - 3% 11/1/25 13,761 13,411
Pool# AB3902 - 3% 11/1/26 36,285 35,141
Pool# AK3264 - 3% 2/1/27 28,432 27,522
Pool# AB6291 - 3% 9/1/27 162,148 156,403
Pool# MA3189 - 2.5% 11/1/27 135,058 128,838
Pool# MA3791 - 2.5% 9/1/29 298,283 279,312
Pool# BM5708 - 3% 12/1/29 153,140 147,622
Pool# AS7701 - 2.5% 8/1/31 751,054 703,090
Pool# MA3540 - 3.5% 12/1/33 82,462 79,379
1,576,912
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 - 3% 12/20/26 33,947 32,898
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B - 2.5% 8/25/51
(c) (d)
417,948 360,268
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB - 2.5% 5/28/52
(c) (d)
456,706 393,677
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B - 2.79% 10/25/29
(c) (d)
53,990 50,542
Series 2016-3 Class A - 2.98% 10/25/46
(c) (d)
157,146 140,848
Series 2017-3 Class A - 2.5% 8/25/47
(c) (d)
193,270 168,902
Series 2020-7 Class A - 3% 1/25/51
(c) (d)
39,415 38,160
Series 2020-8 Class A - 3% 3/25/51
(c) (d)
85,204 81,062
Series 2021-6 Class B - 2.5% 10/25/51
(c) (d)
538,785 464,429
Series 2021-8 Class B - 2.5% 12/25/51
(c) (d)
400,077 344,863
Series 2022-2 Class A4A - 2.5% 8/25/52
(c) (d)
325,894 280,918
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A - 3% 2/25/50
(c) (d)
47,502 46,195

Balanced Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(c) (d)
382,982 330,128
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(c) (d)
41,176 40,283
Series 2020-3 Class A - 3% 4/25/50
(c) (d)
40,065 38,394
2,778,669
a
Total Mortgage-Backed Securities (Cost $5,140,587) 4,597,501
U.S. Treasuries - 37.7% a
a
U.S. Treasury Notes
2% 2/15/23 1,000,000 997,298
2.5% 3/31/23 2,000,000 1,990,644
1.63% 5/31/23 2,000,000 1,976,484
2.5% 8/15/23 2,000,000 1,972,403
2.88% 10/31/23 1,000,000 985,079
1.63% 10/31/23 2,000,000 1,950,469
2.13% 11/30/23 2,000,000 1,953,367
2.75% 2/15/24 2,000,000 1,957,188
2.13% 2/29/24 2,000,000 1,942,266
2% 4/30/24 2,000,000 1,930,312
2.5% 5/31/24 1,000,000 970,352
3% 6/30/24 2,000,000 1,952,344
1.25% 8/31/24 3,000,000 2,840,508
0.38% 9/15/24 2,000,000 1,864,297
4.38% 10/31/24 2,000,000 1,994,453
2.25% 10/31/24 2,000,000 1,921,250
0.75% 11/15/24 2,000,000 1,867,031
1.13% 1/15/25 2,000,000 1,871,953
1.38% 1/31/25 2,000,000 1,880,000
2% 2/15/25 2,000,000 1,903,437
2.63% 3/31/25 2,000,000 1,927,344
0.38% 4/30/25 2,000,000 1,825,625
2.75% 5/15/25 3,000,000 2,893,359
0.25% 6/30/25 2,000,000 1,812,109
0.25% 7/31/25 2,000,000 1,805,078
3.13% 8/15/25 2,000,000 1,942,031
2.75% 8/31/25 2,000,000 1,922,891
3.5% 9/15/25 1,000,000 980,156
3% 10/31/25 2,000,000 1,931,875
0.38% 11/30/25 2,000,000 1,789,219
0.38% 1/31/26 1,000,000 889,883
0.5% 2/28/26 4,000,000 3,564,844
2.38% 4/30/26 1,500,000 1,417,266
0.75% 5/31/26 2,000,000 1,784,063
1.5% 8/15/26 2,000,000 1,823,437
1.63% 10/31/26 4,000,000 3,652,031
2% 11/15/26 1,500,000 1,387,207
1.88% 2/28/27 2,000,000 1,832,031
0.5% 8/31/27 2,000,000 1,702,344
2.25% 11/15/27 2,000,000 1,843,438
a
Total U.S. Treasuries (Cost $79,273,643) 75,447,366
Cash Equivalents - 2.7% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$5,392,985)
(e)
5,392,985 5,392,985
a
Total Investments in Securities (Cost $171,149,090) 199,788,435
Cash due to Custodian - 0.0% (2)
Other Assets Less Other Liabilities -  0.2% 398,457
Net Assets - 100% 200,186,890
Net Asset Value Per Share - Investor Class 15.32
Net Asset Value Per Share - Institutional Class 15.33
(a)
Foreign domiciled entity.
(b)
Non-income producing.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Rate presented represents the 30 day average yield at December 31, 2022.

Core Plus Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Corporate Bonds - 16.9% a
a a
$ Principal
Amount $ Value a
Abercrombie & Fitch Management Co.
8.75% 7/15/25^
(a)
1,428,000 1,401,743
American Airlines Group, Inc.
3.75% 3/1/25^
(a)
1,000,000 848,578
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
3,300,000 3,179,225
5.75% 4/20/29
(a)
1,000,000 915,761
Ares Capital Corp.
2.88% 6/15/28 1,000,000 803,455
Ashtead Capital, Inc.
4.38% 8/15/27
(a)
1,000,000 935,909
4% 5/1/28
(a)
1,070,000 977,455
2.45% 8/12/31
(a)
500,000 387,175
AT&T, Inc.
6.8% 5/15/36 713,000 747,559
Axalta Coating Systems LLC
3.38% 2/15/29
(a)
624,000 515,667
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,230,346
6.88% 11/1/35 301,000 268,101
6.75% 7/1/36 2,756,000 2,427,209
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 447,898
Broadcom, Inc.
3.42% 4/15/33
(a)
350,000 281,570
3.14% 11/15/35
(a)
1,014,000 748,659
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,391,973
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 514,485
3.75% 12/1/27 500,000 466,580
CDW LLC / CDW Finance Corp.
3.28% 12/1/28 1,000,000 858,035
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 598,563
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 212,539
Cinemark USA, Inc.
5.88% 3/15/26
(a)
500,000 417,104
5.25% 7/15/28
(a)
3,000,000 2,231,385
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,081,000 1,783,606
Cox Communications, Inc.
3.5% 8/15/27
(a)
842,000 782,961
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
560,000 546,630
4.75% 10/20/28
(a)
1,100,000 1,035,661
Devon Energy Corp.
5.25% 10/15/27 325,000 322,159
4.5% 1/15/30 920,000 858,625
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 69,862
3.5% 12/1/29 100,000 87,951
Dick's Sporting Goods, Inc.
3.15% 1/15/32 500,000 391,470
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 954,563
Drax Finco PLC
6.63% 11/1/25
(a) (b)
1,000,000 957,226
a
a a
$ Principal
Amount $ Value a
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 947,725
Energy Transfer LP
2.9% 5/15/25 500,000 471,313
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 838,499
EPR Properties (EPR)
4.75% 12/15/26 1,250,000 1,124,785
4.5% 6/1/27 1,330,000 1,166,015
4.95% 4/15/28 830,000 709,458
3.6% 11/15/31 350,000 254,331
Essential Properties LP
2.95% 7/15/31 2,750,000 2,006,022
Expedia Group, Inc.
3.8% 2/15/28 484,000 445,155
3.25% 2/15/30 90,000 76,543
Gap, Inc. (The)
3.88% 10/1/31
(a)
106,000 74,103
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 844,568
Highwoods Realty LP
2.6% 2/1/31 500,000 374,852
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 512,897
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 555,076
International Flavors & Fragrances, Inc. (IFF)
5% 9/26/48 1,500,000 1,280,800
JPMorgan Chase & Co.
0.65% 9/16/24 Floating Rate (Qtrly SOFR + 60) 1,000,000 964,622
Kite Realty Group Trust (KRG)
4.75% 9/15/30 695,000 613,629
Lennar Corp.
4.75% 5/30/25 622,000 618,606
Lexington Realty Trust
2.7% 9/15/30 500,000 399,506
Markel Corp.
3.63% 3/30/23 200,000 199,310
3.5% 11/1/27 550,000 507,344
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 406,096
Masonite International Corp.
5.38% 2/1/28
(a)
646,000 598,409
3.5% 2/15/30
(a)
200,000 162,045
MasTec, Inc.
4.5% 8/15/28
(a)
500,000 448,747
Micron Technology, Inc.
4.19% 2/15/27 500,000 474,133
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,624,605 1,618,759
MPLX LP
4.88% 6/1/25 190,000 187,262
4% 3/15/28 85,000 79,211
4.8% 2/15/29 250,000 239,757
4.7% 4/15/48 551,000 437,233
6.88% 12/31/99 Floating Rate (US0003M + 465) 765,000 757,350
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,588,261
5.38% 11/15/29 3,303,000 2,707,008

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Oracle Corp.
4.13% 5/15/45 1,000,000 758,325
3.6% 4/1/50 470,000 318,401
PDC Energy, Inc.
6.13% 9/15/24 407,000 405,380
5.75% 5/15/26 2,827,000 2,703,178
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,200,409
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 693,647
4.3% 1/31/43 75,000 54,684
RELX Capital, Inc.
4% 3/18/29 500,000 464,088
4.75% 5/20/32 250,000 240,966
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(a)
200,000 153,130
4% 10/15/33
(a)
950,000 710,890
STORE Capital Corp.
4.5% 3/15/28 503,000 454,552
4.63% 3/15/29 500,000 448,999
2.7% 12/1/31 1,250,000 920,782
Take Two Interactive Software, Inc.
3.7% 4/14/27 1,000,000 942,551
Tempur Sealy International, Inc.
4% 4/15/29
(a)
400,000 336,642
3.88% 10/15/31
(a)
1,500,000 1,179,705
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 229,570
3.38% 4/15/29 4,000,000 3,530,778
Twilio, Inc.
3.88% 3/15/31 300,000 238,440
United Wholesale Mortgage LLC
5.75% 6/15/27
(a)
200,000 172,462
VICI Properties LP
4.95% 2/15/30 500,000 476,634
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(a)
1,120,000 982,066
VistaJet Malta Finance PLC/XO Management Holding, Inc.
7.88% 5/1/27
(a) (b)
600,000 542,052
6.38% 2/1/30
(a) (b)
100,000 80,312
Vontier Corp.
2.95% 4/1/31 100,000 72,405
a
Total Corporate Bonds (Cost $83,698,473) 75,598,166
Corporate Convertible Bonds - 0.4% a
Redwood Trust, Inc.
4.75% 8/15/23 850,000 837,250
5.63% 7/15/24 700,000 640,500
5.75% 10/1/25 500,000 424,375
a
Total Corporate Convertible Bonds (Cost $1,981,467) 1,902,125
Asset-Backed Securities - 26.0% a
a a
$ Principal
Amount $ Value a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
143,017 141,188
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D - 1.77% 12/14/26
(a)
2,600,000 2,484,748
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-3 Class D - 1.49% 9/18/26 1,250,000 1,155,627
Series 2022-1 Class C - 2.98% 9/20/27 450,000 418,298
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A - 1.19% 1/15/27
(a)
49,158 47,517
Series 2022-2A Class C - 9.84% 3/15/29
(a)
1,000,000 1,063,691
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
905,500 859,421
Drive Auto Receivables Trust (DART)
Series 2021-1 Class D - 1.45% 1/16/29 610,000 571,932
DT Auto Owner Trust (DTAOT)
Series 2019-3A Class D - 2.96% 4/15/25
(a)
768,983 759,064
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(a)
7,639 7,629
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C - 1.46% 10/15/27 1,145,000 1,078,191
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A - 2.03% 1/15/27
(a)
289,888 281,383
Series 2022-2A Class D - 8.71% 10/16/28
(a)
1,000,000 1,056,108
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E - 2.72% 4/17/28
(a)
1,500,000 1,310,804
Series 2021-2 Class C - 1.27% 6/15/27
(a)
2,100,000 1,948,576
Series 2021-3 Class C - 1.46% 9/15/27
(a)
255,000 231,671
Series 2021-4 Class D - 2.26% 12/15/27
(a)
350,000 306,287
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 - 4.49% 3/16/26
(a)
500,000 495,606
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class B - 3.16% 6/16/25
(a)
397,940 396,420
Series 2021-1A Class C - 1.2% 1/15/27
(a)
500,000 489,564
Series 2021-2A Class D - 1.42% 4/15/27
(a)
405,000 367,687
Series 2021-3A Class C - 1.11% 9/15/26
(a)
800,000 750,318
Series 2021-4A Class D - 2.48% 10/15/27
(a)
455,000 402,422
JPMorgan Chase Bank NA (CACLN)
Series 2020-1 Class D - 1.89% 1/25/28
(a)
111,114 109,530
Series 2020-1 Class F - 6.68% 1/25/28
(a)
1,000,000 987,108
Series 2021-2 Class E - 2.28% 12/26/28
(a)
431,026 411,757
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(a)
711,493 691,596
Series 2021-1A Class D - 3.99% 11/15/29
(a)
3,740,000 3,373,808
Series 2022-1A Class B - 5.87% 9/15/27
(a)
1,720,000 1,649,050
Series 2022-1A Class C - 6.85% 4/15/30
(a)
2,000,000 1,939,214
OneMain Direct Auto Receivables Trust (ODART)
Series 2022-1A Class C - 1.42% 7/14/28
(a)
4,000,000 3,401,599
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C - 7.09% 8/15/28
(a)
1,000,000 1,004,229
Santander Bank NA (SBCLN)
Series 2021-1A Class C - 3.27% 12/15/31
(a)
302,333 291,988
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class C - 2.85% 3/25/26
(a) (b)
131,762 130,955
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-1A Class C - 0.95% 3/16/26
(a)
540,000 518,110
a
31,133,096

a
a a
$ Principal
Amount $ Value a
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 - 6.59% 1/20/32 Floating
Rate (Qtrly LIBOR + 235)
(a) (b) (c)
1,000,000 963,656
ABPCI Direct Lending Fund CLO XI LP (ABPCI)
Series 2022-11A Class B1 - 7.66% 10/27/34 Floating
Rate (TSFR3M + 360)
(a) (b) (c)
1,500,000 1,490,564
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class B - 6.19% 10/20/33 Floating Rate
(Qtrly LIBOR + 195)
(a) (c)
3,000,000 2,788,006
AUF Funding LLC (AUF)
Series 2022-1A Class B1 - 8.07% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
1,500,000 1,500,000
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 - 5.61% 4/20/35 Floating Rate
(Qtrly SOFR + 165)
(a) (b) (c)
1,000,000 957,557
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR - 6.38% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,040,000 1,008,802
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B - 6.29% 4/20/33 Floating Rate
(Qtrly LIBOR + 205)
(a) (b) (c)
1,800,000 1,662,813
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 6.67% 12/15/28 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
389,861 389,268
Series 2020-1A Class A1R 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
2,500,000 2,500,000
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class B - 6.77% 10/20/30 Floating Rate
(TSFR3M + 310)
(a) (b) (c)
1,000,000 999,654
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B - 6.63% 10/15/31 Floating Rate
(Qtrly LIBOR + 255)
(a) (b) (c)
500,000 485,983
Series 2020-1A Class C - 7.78% 10/15/31 Floating Rate
(Qtrly LIBOR + 370)
(a) (b) (c)
500,000 479,596
Series 2020-2A Class A - 5.98% 10/15/32 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
495,000 487,837
Series 2020-2A Class B - 6.68% 10/15/32 Floating Rate
(Qtrly LIBOR + 260)
(a) (b) (c)
500,000 484,498
Series 2021-2A Class B - 5.98% 4/22/33 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
1,500,000 1,398,708
Series 2021-6A Class B - 5.83% 11/22/33 Floating Rate
(Qtrly LIBOR + 175)
(a) (b) (c)
1,650,000 1,630,719
Series 2022-1A Class A2 - 4.02% 4/15/34
(a)
1,750,000 1,579,543
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 5.82% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
1,000,000 960,651
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 - 5.68% 1/15/34 Floating Rate
(Qtrly LIBOR + 160)
(a) (b) (c)
1,000,000 962,960
Series 2021-2A Class C - 6.98% 1/15/34 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
2,300,000 2,077,716
Series 2022-1A Class A1 - 5.81% 7/15/33 Floating Rate
(TSFR3M + 195)
(a) (b) (c)
750,000 735,167
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2017-9A Class A1TR - 5.63% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,424,998
Series 2021-15A Class B - 6.21% 4/25/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
1,500,000 1,386,830
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2016-31A Class CR - 7.43% 8/5/30 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 946,041
a
a a
$ Principal
Amount $ Value a
Series 2021-54A Class B - 6.38% 8/5/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
500,000 472,553
Series 2021-54A Class C - 7.18% 8/5/33 Floating Rate
(Qtrly LIBOR + 265)
(a) (b) (c)
1,000,000 941,184
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 - 7.56% 10/25/31 Floating Rate
(TSFR3M + 350)
(a) (c)
1,000,000 1,000,249
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B - 4.76% 1/15/34 Floating Rate
(Qtrly LIBOR + 225)
(a) (b) (c)
2,500,000 2,386,206
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR - 5.66% 4/23/34 Floating Rate
(Qtrly SOFR + 162)
(a) (b) (c)
1,500,000 1,433,520
KKR Lending Partners III Clo LLC (KKRLP)
Series 2021-1A Class B - 6.14% 10/20/30 Floating Rate
(Qtrly LIBOR + 190)
(a) (c)
3,000,000 2,885,948
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B - 5.08% 7/20/31 Floating Rate
(TSFR3M + 260)
(a) (b) (c)
1,250,000 1,243,109
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR - 6.13% 7/15/33 Floating Rate
(Qtrly LIBOR + 205)
(a) (b) (c)
2,500,000 2,448,786
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C - 7.4% 9/14/33 Floating Rate
(Qtrly LIBOR + 265)
(a) (b) (c)
2,000,000 1,872,534
NXT Capital CLO LLC (NXT)
Series 2020-1A Class B - 6.64% 1/20/31 Floating Rate
(US0003M + 240)
(a) (c)
1,400,000 1,334,633
Owl Rock CLO IX LLC (OR)
Series 2022-9A Class B - 8.68% 11/20/34 Floating Rate
(TSFR3M + 400)
(a) (c)
1,000,000 1,000,000
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT - 6.63% 11/20/34 Floating
Rate (TSFR3M + 250)
(a) (c)
1,000,000 995,536
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 - 5.49% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (b) (c)
250,000 244,954
Series 2021-1A Class B - 6.04% 4/20/29 Floating Rate
(Qtrly LIBOR + 180)
(a) (b) (c)
1,000,000 967,687
a
48,528,466
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-B Class A - 1.03% 8/17/26
(a)
1,250,000 1,185,926
Series 2022-Z1 Class A - 4.55% 6/15/27
(a)
1,163,363 1,134,334
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
204,367 199,714
Series 2021-A Class A - 1.42% 11/17/33
(a)
270,601 251,546
Series 2022-B Class B - 4.84% 6/18/35
(a)
1,498,342 1,432,855
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
1,333 1,330
Series 2021-A Class B - 2.87% 5/15/26
(a)
2,350,000 2,308,799
Series 2022-A Class A - 5.87% 12/15/26
(a)
514,028 513,178
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 - 3.98% 10/20/49
(a)
485,000 429,537
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
114,131 111,792
Series 2021-1A Class B - 1.87% 5/15/41
(a)
3,421,000 2,899,053
FREED ABS Trust (FREED)
Series 2022-1FP Class C - 2.51% 3/19/29
(a)
2,530,000 2,366,853
Series 2022-3FP Class B - 5.79% 8/20/29
(a)
1,500,000 1,478,299
Series 2022-4FP Class C - 8.59% 12/18/29
(a)
2,000,000 2,010,142

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B - 4.22% 2/25/39
(a)
224,000 215,635
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 - 4.43% 2/15/50
(a)
992,500 894,996
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A - 6.56% 2/15/30
(a)
2,125,023 2,116,378
Marlette Funding Trust (MFT)
Series 2021-2A Class B - 1.06% 9/15/31
(a)
500,000 487,845
Series 2022-1A Class A - 1.36% 4/15/32
(a)
376,725 369,338
Octane Receivables Trust (OCTL)
Series 2020-1A Class B - 1.98% 6/20/25
(a)
940,000 909,025
Series 2021-1A Class B - 1.53% 4/20/27
(a)
700,000 651,026
Series 2022-1A Class A2 - 4.18% 3/20/28
(a)
569,395 555,044
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class B - 3.22% 5/17/27
(a)
286,661 285,758
Series 2021 Class B - 1.82% 1/16/29
(a)
524,021 492,569
Series 2021-1 Class A - 1.18% 11/15/27
(a)
309,706 305,101
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A - 4.97% 1/15/30
(a)
1,153,209 1,125,399
Series 2022-3 Class A - 6.06% 3/15/30
(a)
2,246,076 2,215,493
Series 2022-5 Class A - 8.1% 6/17/30
(a)
1,500,000 1,502,421
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B - 2.82% 5/20/36
(a)
145,336 136,638
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.21% 12/15/27
(a)
447,249 440,114
Series 2021-1A Class B - 1.84% 12/15/27
(a)
1,000,000 931,754
Series 2022-2A Class B - 9.27% 12/15/28
(a)
1,000,000 1,035,577
Series 2022-3A Class A - 7.6% 4/15/29
(a)
941,680 938,788
Upstart Securitization Trust (UPST)
Series 2021-1 Class B - 1.89% 3/20/31
(a)
250,000 243,923
Series 2021-1 Class C - 4.06% 3/20/31
(a)
250,000 230,192
Series 2021-2 Class A - 0.91% 6/20/31
(a)
46,912 46,120
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 - 3.24% 7/30/51
(a)
1,234,375 998,420
a
33,450,912
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B - 1.38% 2/22/27
(a)
1,035,000 962,906
Series 2021-1A Class D - 2.3% 11/22/27
(a)
500,000 453,831
CCG Receivables Trust (CCG)
Series 2019-2 Class B - 2.55% 3/15/27
(a)
300,000 297,002
Dext ABS LLC (DEXT)
Series 2020-1 Class B - 1.92% 11/15/27
(a)
800,000 768,424
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2019-1 Class D - 2.86% 10/15/24
(a)
500,000 489,873
SCF Equipment Leasing LLC (SCFET)
Series 2019-2A Class A2 - 2.47% 4/20/26
(a)
84,650 83,404
3,055,440
a
Total Asset-Backed Securities (Cost $120,246,098) 116,167,914
Commercial Mortgage-Backed Securities - 9.2% a
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2019-FL2 Class B - 6.2% 9/15/34 Floating Rate
(TSFR1M + 186)
(a) (b)
2,340,000 2,226,818
Series 2021-FL4 Class C - 6.62% 11/15/36 Floating Rate
(Mthly LIBOR + 230)
(a) (b)
3,000,000 2,845,843
a
a a
$ Principal
Amount $ Value a
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 5.42% 11/17/38 Floating
Rate (Mthly LIBOR + 108)
(a)
713,325 685,718
BDS Ltd. (BDS)
Series 2020-FL6 Class C - 6.17% 9/15/35 Floating Rate
(SOFR30A + 236)
(a) (b)
335,074 332,060
Series 2021-FL10 Class C - 6.64% 12/16/36 Floating
Rate (Mthly LIBOR + 230)
(a) (b)
1,250,000 1,180,949
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 6.37% 11/15/28 Floating
Rate (Mthly LIBOR + 205)
(a)
940,000 929,670
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class C - 8.82% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
2,500,000 2,458,108
BRSP, Ltd. (BRSP)
Series 2021-FL1 Class B - 6.24% 8/19/38 Floating Rate
(US0001M + 190)
(a) (b)
1,100,000 1,056,401
FS Rialto Issuer LLC (FSRI)
Series 2022-FL7 Class A - 6.81% 10/19/39 Floating Rate
(TSFR1M + 290)
(a)
1,000,000 993,133
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 5.59% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (b)
1,318,821 1,288,466
HERA Commercial Mortgage, Ltd. (HCM)
Series 2021-FL1 Class C - 6.29% 2/18/38 Floating Rate
(US0001M + 195)
(a) (b)
650,000 622,385
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 5.38% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (b)
809,881 779,921
Series 2021-FL1 Class AS - 5.73% 6/16/36 Floating Rate
(Mthly LIBOR + 140)
(a) (b)
2,000,000 1,899,620
Series 2021-FL1 Class B - 5.93% 6/16/36 Floating Rate
(Mthly LIBOR + 160)
(a) (b)
3,081,000 2,913,850
Series 2021-FL1 Class C - 6.03% 6/16/36 Floating Rate
(US0001M + 170)
(a) (b)
450,000 419,094
Series 2021-FL2 Class D - 6.48% 9/17/36 Floating Rate
(Mthly LIBOR + 215)
(a) (b)
1,000,000 937,213
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.52% 11/5/35
(a)
840,000 793,202
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B - 7.08% 10/15/39 Floating
Rate (TSFR1M + 274)
(a)
1,000,000 997,631
KREF Ltd. (KREF)
Series 2021-FL2 Class B - 5.98% 2/15/39 Floating Rate
(Mthly LIBOR + 165)
(a) (b)
2,500,000 2,336,275
Series 2022-FL3 Class B - 6.42% 2/17/39 Floating Rate
(Mthly SOFR + 210)
(a) (b)
2,500,000 2,387,465
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class C - 6.87% 5/15/28 Floating Rate
(Mthly LIBOR + 255)
(a) (b)
1,000,000 965,072
Series 2018-CRE1 Class D - 7.27% 5/15/28 Floating Rate
(US0001M + 295)
(a) (b)
1,000,000 940,685
Series 2022-CRE7 Class B - 6.06% 1/17/37 Floating Rate
(SOFR 30 Day Avg. + 225)
(a) (b)
2,500,000 2,319,120
MF1 Multifamily Housing Mortgage Loan Trust (MFHM)
Series 2021-FL5 Class AS - 5.65% 7/15/36 Floating Rate
(TSFR1M + 131)
(a) (b)
3,575,000 3,460,559
PFP Ltd. (PFP)
Series 2022-9 Class A - 6.6% 8/19/35 Floating Rate
(TSFR1M + 218)
(a) (b)
750,000 740,144
ReadyCap Commercial Mortgage Trust (RCMT)
Series 2021-FL6 Class B - 5.99% 7/25/36 Floating Rate
(Mthly LIBOR + 160)
(a)
1,500,000 1,439,281

a
a a
$ Principal
Amount $ Value a
STWD Ltd. (STWD)
Series 2022-FL3 Class B - 5.76% 11/15/38 Floating Rate
(SOFR 30 Day Avg. + 195)
(a) (b)
2,500,000 2,339,480
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 5.44% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(a)
990,587 954,431
a
Total Commercial Mortgage-Backed Securities (Cost $42,624,785) 41,242,594
Mortgage-Backed Securities - 1.1% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH - 1.75% 9/25/43 470,619 423,524
Series 4949 Class BC - 2.25% 3/25/49 257,434 227,935
a
Pass-Through Securities
Pool# C91945 - 3% 8/1/37 262,387 243,350
894,809
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA - 2.5% 6/25/43 115,603 106,233
Series 2013-130 Class CD - 3% 6/25/43 210,187 198,172
a
Pass-Through Securities
Pool# 932836 - 3% 12/1/25 12,317 12,003
Pool# 468516 - 5.17% 6/1/28 203,699 202,571
Pool# MA3443 - 4% 8/1/48 106,067 100,958
Pool# FM5733 - 2% 1/1/51 1,264,684 1,043,010
1,662,947
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY - 3% 9/20/50 1,000,000 811,067
Series 2018-52 Class AE - 2.75% 5/16/51 83,745 77,580
888,647
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
52,508 47,226
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A - 2.98% 10/25/46
(a) (c)
62,859 56,339
Series 2017-3 Class A - 2.5% 8/25/47
(a) (c)
67,645 59,116
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
24,555 22,926
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(a) (c)
1,531,926 1,320,510
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(a) (c)
17,647 17,264
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 - 3.73% 10/25/33
(c)
35,143 33,013
1,556,394
a
Total Mortgage-Backed Securities (Cost $5,884,889) 5,002,797
Municipal Bonds - 0.2% a
a a
$ Principal
Amount $ Value a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 460,000 493,645
Village of Rosemont IL General Obligation BAM, 5.38%
12/1/23 470,000 472,790
a
Total Municipal Bonds (Cost $1,050,504) 966,435
U.S. Treasuries - 40.7% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,974,164
1.88% 2/15/41 11,500,000 8,134,453
1.75% 8/15/41 4,000,000 2,739,297
2% 11/15/41 7,500,000 5,358,838
2.38% 2/15/42 12,000,000 9,168,047
3.25% 5/15/42 15,000,000 13,157,813
3.13% 2/15/43 13,000,000 11,102,812
3.63% 8/15/43 3,000,000 2,760,703
3.13% 8/15/44 12,500,000 10,574,219
3% 11/15/44 7,000,000 5,783,750
2.5% 2/15/45 8,000,000 6,030,469
2.5% 5/15/46 8,400,000 6,274,406
2.25% 8/15/46 2,500,000 1,771,582
3% 2/15/47 1,000,000 819,531
2.25% 8/15/49 3,500,000 2,462,305
U.S. Treasury Notes
2.5% 8/15/23 2,500,000 2,465,504
2.88% 10/31/23 5,000,000 4,925,393
2.75% 11/15/23 11,000,000 10,813,111
2.88% 11/30/23 2,000,000 1,967,430
2.75% 2/15/24 13,000,000 12,721,719
2.25% 3/31/24 6,000,000 5,822,344
2.25% 2/15/27 3,500,000 3,257,871
2.38% 5/15/27 3,000,000 2,797,617
2.25% 8/15/27 3,000,000 2,775,820
1.13% 2/29/28 6,500,000 5,629,355
1.25% 5/31/28 8,000,000 6,928,125
1.25% 9/30/28 7,000,000 6,012,617
1.5% 11/30/28 3,000,000 2,605,547
1.88% 2/28/29 3,500,000 3,100,098
1.75% 11/15/29 3,000,000 2,615,976
1.5% 2/15/30 5,250,000 4,475,215
0.88% 11/15/30 8,000,000 6,396,250
1.13% 2/15/31 4,500,000 3,668,730
1.38% 11/15/31 5,500,000 4,478,096
1.88% 2/15/32 1,000,000 848,633
a
Total U.S. Treasuries (Cost $205,753,553) 182,417,840
Non-Convertible Preferred Stocks - 0.2% a
a Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,672,824) 27,800 952,428

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
Cash Equivalents - 5.0% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$22,618,034)
(d)
22,618,034 22,618,034
Short-Term Securities Held as Collateral for Securities on Loan - 0.3% a
a Shares $ Value
Citibank N.A. DDCA
4.32% 118,676 118,676
Goldman Sachs Financial Square Government Fund
Institutional Class - 4.14% 1,068,082 1,068,082
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $1,186,758) 1,186,758
Total Investments in Securities (Cost $487,717,385) 448,055,091
Cash due to Custodian - 0.0% (1,167)
Other Liabilities in Excess of Other Assets -  0.0% (84,754)
Net Assets - 100% 447,969,170
Net Asset Value Per Share - Investor Class 9.56
Net Asset Value Per Share - Institutional Class 9.56
^ This security or a partial position of this security was on loan as of December 31, 2022. The total value of securities on loan as of December 31, 2022 was $1,162,131.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 30 day average yield at December 31, 2022.

Hickory Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Common Stocks - 96.0% a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 15.8
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 190,000 7,434,700
Class A 70,000 2,751,700
Liberty Broadband Corp.
(a)
Class C 100,000 7,627,000
Class A 30,000 2,275,500
Liberty Latin America Ltd. - Class C
(a) (b)
475,000 3,610,000
a
Integrated Telecommunication Services 5.9
LICT Corp.
(a)
446 8,920,000
a
Alternative Carriers 3.4
Liberty Global PLC - Class C
(a) (b)
265,000 5,148,950
a
25.1 37,767,850
Industrials
Research & Consulting Services 6.9
CoStar Group, Inc.
(a)
135,000 10,432,800
a
Industrial Machinery 5.3
Ingersoll Rand, Inc. 80,000 4,180,000
IDEX Corp. 16,500 3,767,445
a
Aerospace & Defense 4.8
HEICO Corp. - Class A 60,000 7,191,000
a
17.0 25,571,245
Information Technology
Application Software 5.9
Guidewire Software, Inc.
(a)
77,000 4,817,120
ACI Worldwide, Inc.
(a)
176,335 4,055,705
a
Electronic Components 3.7
Dolby Laboratories, Inc. - Class A 79,500 5,607,930
a
IT Consulting & Other Services 3.0
Gartner, Inc.
(a)
13,600 4,571,504
a
Data Processing & Outsourced Services 2.8
Black Knight, Inc.
(a)
67,500 4,168,125
a
15.4 23,220,384
Materials
Construction Materials 7.2
Martin Marietta Materials, Inc. 16,500 5,576,505
Vulcan Materials Co. 30,000 5,253,300
a
Specialty Chemicals 6.4
Axalta Coating Systems Ltd.
(a) (b)
200,000 5,094,000
Perimeter Solutions SA
(a) (b)
500,000 4,570,000
a
13.6 20,493,805
a
Financials
% of Net
Assets Shares $ Value
Property & Casualty Insurance 3.9
Markel Corp.
(a)
4,400 5,796,956
a
Financial Exchanges & Data 3.3
MarketAxess Holdings, Inc. 18,000 5,020,020
a
Regional Banks 3.2
First Republic Bank 40,000 4,875,600
a
10.4 15,692,576
Consumer Discretionary
Distributors 5.1
LKQ Corp. 145,000 7,744,450
a
Automotive Retail 4.3
CarMax, Inc.
(a)
105,000 6,393,450
a
Internet & Direct Marketing Retail 0.3
Qurate Retail, Inc. - Class A
(a)
300,000 489,000
a
9.7 14,626,900
Health Care
Health Care Services 4.8
Laboratory Corp. of America Holdings 31,000 7,299,880
a
Total Common Stocks (Cost $99,162,537) 144,672,640
Non-Convertible Preferred Stocks - 0.8% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,581,984) 35,000 1,199,100
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $5,000)
(b) (c)
500,000 0
Cash Equivalents - 3.6% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$5,407,043)
(d)
5,407,043 5,407,043
a
Total Investments in Securities (Cost $107,156,564) 151,278,783
Other Liabilities in Excess of Other Assets -  (0.4%) (551,179)
Net Assets - 100% 150,727,604
Net Asset Value Per Share - Investor Class 40.07
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Rate presented represents the 30 day average yield at December 31, 2022.

Nebraska Tax-Free Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Municipal Bonds - 89.1% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Arizona 0.3
Arizona Industrial Development Authority Revenue 5%
2/1/23 100,000 100,129
a
California 0.7
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 207,406
a
Colorado 0.4
Colorado Bridge Enterprise Revenue 4% 12/31/23 100,000 100,931
a
Florida 0.7
State of Florida General Obligation 4% 6/1/36 200,000 202,104
a
Nebraska 81.1
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 78,754
Cass County School District No. 22 General Obligation
2.05% 12/15/25 375,000 365,633
2.2% 12/15/26 250,000 243,848
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 489,824
City of Blair NE Water System Revenue
AMT,
2.65% 12/15/24 100,000 97,640
2.85% 12/15/25 100,000 97,174
3% 12/15/26 100,000 96,325
3.1% 12/15/27 100,000 95,336
3.2% 12/15/28 100,000 94,957
City of Columbus NE Combined Utilities System Revenue
4% 6/15/33 200,000 210,745
AGM,
4% 12/15/26 100,000 104,923
4% 12/15/27 100,000 104,176
City of Columbus NE General Obligation
3% 12/15/29 150,000 149,197
3% 12/15/30 150,000 148,054
City of Grand Island NE Combined Utility System Revenue
Series A AGM,
4% 8/15/35 205,000 212,171
4% 8/15/36 125,000 127,653
City of Grand Island NE General Obligation
3% 11/15/27 150,000 150,285
3% 11/15/30 150,000 148,732
City of Gretna NE Certificates of Participation 4%
12/15/25 500,000 508,802
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,899
City of Lincoln NE General Obligation 5% 5/15/23 135,000 135,975
City of Omaha NE General Obligation
Series A
4% 4/15/23 185,000 185,538
4% 1/15/33 260,000 271,914
3% 4/15/35 100,000 92,264
Series A Class A -
3% 4/15/34 100,000 94,022
City of Omaha NE Sewer Revenue
5% 4/1/26 250,000 268,111
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
4% 4/1/31 350,000 359,312
Series A
4% 4/1/34 100,000 104,661
County of Kearney NE General Obligation 4% 6/1/23 200,000 200,605
County of Saline NE Revenue 3% 2/15/31 200,000 186,763
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 474,829
County of Seward NE General Obligation 3% 12/15/30 605,000 606,697
Cozad City School District General Obligation 4% 6/15/26 250,000 259,396
Dawson County Public Power District Revenue
Series A
2% 6/15/26 170,000 164,690
2.1% 6/15/27 105,000 101,469
Series B
2.5% 6/15/28 135,000 133,545
3% 6/15/29 245,000 245,021
3% 6/15/30 355,000 355,037
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 171,705
Douglas County Hospital Authority No. 2 Revenue
5% 5/15/26 500,000 507,663
5% 5/15/30 140,000 149,326
4% 5/15/32 700,000 708,924
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 96,020
Kearney School District General Obligation 3% 12/15/24 250,000 250,027
Lancaster County School District 001 General Obligation
5% 1/15/23 100,000 100,060
5% 1/15/24 50,000 51,103
4% 1/15/33 250,000 258,164
Lincoln Airport Authority Revenue AMT, 5% 7/1/27 150,000 158,833
Lincoln-Lancaster County Public Building Commission
Revenue 3% 12/1/25 500,000 502,682
Madison County Hospital Authority No. 1 Revenue
5% 7/1/23 250,000 251,783
5% 7/1/35 140,000 142,978
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 460,785
Municipal Energy Agency of Nebraska Revenue 5%
4/1/27 350,000 376,583
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 227,817
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 112,110
Nebraska Investment Finance Authority Revenue
Series A
2.05% 9/1/24 120,000 117,923
Series B
1.35% 9/1/26 200,000 185,978
Series C
1.85% 3/1/23 100,000 99,756
2% 9/1/35 325,000 258,075
Nebraska Public Power District Revenue
Series C
5% 1/1/32 65,000 68,237
5% 1/1/35 480,000 502,224
Nebraska State College Facilities Corp. Revenue AGM,
4% 7/15/28 750,000 781,510
Omaha Public Facilities Corp. Revenue
4% 6/1/28 585,000 605,460
Series A
4% 6/1/31 155,000 164,211

a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Series C
4% 4/1/33 340,000 355,843
4% 4/1/39 500,000 491,405
Omaha Public Power District Revenue
Series A
2.85% 2/1/27 500,000 498,914
Series C
5% 2/1/39 150,000 154,623
Omaha School District General Obligation
5% 12/15/29 350,000 376,466
5% 12/15/31 135,000 144,377
Omaha-Douglas Public Building Commission General
Obligation Series B 5% 5/1/32 550,000 610,861
Papillion Municipal Facilities Corp. Revenue
2% 12/15/32 100,000 89,379
2% 12/15/34 200,000 172,365
Papillion-La Vista School District No. 27 General
Obligation
Series A
2.05% 12/1/24 150,000 147,166
2.2% 12/1/25 150,000 147,205
2.3% 12/1/26 275,000 269,776
Series B
4% 12/1/35 400,000 414,286
Public Power Generation Agency Revenue
5% 1/1/28 500,000 516,908
5% 1/1/32 140,000 148,058
Sarpy County School District No. 1 General Obligation 5%
12/15/29 550,000 608,153
State of Nebraska Certificates of Participation
3% 2/1/26 60,000 60,403
Series A
2% 4/1/26 150,000 144,251
University of Nebraska Facilities Corp. Revenue 5%
7/15/29 380,000 406,022
University of Nebraska Revenue
3% 7/1/25 100,000 100,895
2.5% 7/1/26 210,000 209,351
3% 7/1/27 100,000 101,688
5% 5/15/30 100,000 110,889
Upper Republican Natural Resource District Revenue
AGM,
4% 12/15/25 245,000 245,227
4% 12/15/27 395,000 395,370
Village of Boys Town NE Revenue
3% 9/1/28 700,000 700,534
3% 7/1/35 325,000 300,649
Winside Public Schools General Obligation 2% 6/15/31 350,000 313,548
a
23,338,526
a
New Mexico 1.3
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 373,999
a
Texas 3.1
City of Austin Tx Airport System Revenue Series B AMT,
5% 11/15/26 250,000 264,310
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 112,538
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
County of Bexar TX General Obligation 4% 6/15/36 500,000 503,638
a
880,486
a
Utah 0.4
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 111,106
a
Washington 1.1
Pierce County School District No. 10 Tacoma General
Obligation Series B 4% 12/1/35 100,000 103,222
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 210,150
a
313,372
a
Total Municipal Bonds (Cost $26,862,538) 25,628,059
Cash Equivalents - 10.3% a
a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$2,955,123)
(a)
2,955,123 2,955,123
a
Total Investments in Securities (Cost $29,817,661) 28,583,182
Cash - 0.0% 1
Other Assets Less Other Liabilities -  0.6% 172,666
Net Assets - 100% 28,755,849
Net Asset Value Per Share - Investor Class 9.51
(a) Rate presented represents the 30 day average yield at December 31, 2022.

Partners III Opportunity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Common Stocks - 97.0% a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 16.6
Mastercard, Inc. - Class A 60,000 20,863,800
Visa, Inc. - Class A 100,000 20,776,000
Fidelity National Information Services, Inc. 300,000 20,355,000
Black Knight, Inc.
(a)
100,000 6,175,000
a
Application Software 7.3
CoreCard Corp.^
† (a)
582,723 16,881,485
Roper Technologies, Inc. 30,000 12,962,700
a
Semiconductors 3.2
Texas Instruments, Inc. 80,000 13,217,600
a
Systems Software 2.3
Microsoft Corp. 40,000 9,592,800
a
29.4 120,824,385
Communication Services
Interactive Media & Services 11.0
Alphabet, Inc. - Class C
(a)
280,000 24,844,400
Meta Platforms, Inc. - Class A
(a)
170,000 20,457,800
a
Cable & Satellite 10.0
Liberty Broadband Corp.
(a)
Class C 180,000 13,728,600
Class A 90,000 6,826,500
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 400,000 15,652,000
Class A 120,000 4,717,200
a
Alternative Carriers 4.2
Liberty Global PLC - Class C
(a) (b)
900,000 17,487,000
a
25.2 103,713,500
Financials
Multi-Sector Holdings 10.9
Berkshire Hathaway, Inc. - Class B
(a)
145,000 44,790,500
a
Property & Casualty Insurance 6.4
Markel Corp.
(a)
20,000 26,349,800
a
Investment Banking & Brokerage 4.7
The Charles Schwab Corp. 230,000 19,149,800
a
22.0 90,290,100
Consumer Discretionary
Automotive Retail 4.3
CarMax, Inc.
(a)
290,000 17,658,100
a
Internet & Direct Marketing Retail 4.1
Amazon.com, Inc.
(a)
200,000 16,800,000
a
8.4 34,458,100
a
Health Care
% of Net
Assets Shares $ Value
Health Care Services 2.9
Laboratory Corp. of America Holdings 50,000 11,774,000
a
Health Care Equipment 2.6
Danaher Corp. 40,000 10,616,800
a
5.5 22,390,800
Materials
Specialty Chemicals 3.3
Perimeter Solutions SA
(a) (b)
1,500,000 13,710,000
Industrials
Research & Consulting Services 3.2
CoStar Group, Inc.
(a)
170,000 13,137,600
a
Total Common Stocks (Cost $258,525,053) 398,524,485
Non-Convertible Preferred Stocks - 1.7% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $17,921,852) 200,000 6,852,000
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $15,000)
(b) (c)
1,500,000 0
Cash Equivalents - 1.9% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$7,755,812)
(d)
7,755,812 7,755,812
Short-Term Securities Held as Collateral for Securities on Loan - 0.7% a
a
Citibank N.A. DDCA
4.32% 285,570 285,570
Goldman Sachs Financial Square Government Fund
Institutional Class - 4.14% 2,570,130 2,570,130
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $2,855,700) 2,855,700
Total Investments in Securities (Cost $287,073,417) 415,987,997
Due from Broker - 4.1% 16,932,010
Securities Sold Short - (4.1)% (17,049,200)
Other Assets Less Other Liabilities - (1.3%) (5,053,964)
Net Assets - 100% 410,816,843
Net Asset Value Per Share - Investor Class 10.26
Net Asset Value Per Share - Institutional Class 11.12

Securities Sold Short - (4.1)%
Shares $ Value
a
Sirius XM Holdings, Inc. 300,000 (1,752,000)
SPDR S&P 500 ETF Trust 40,000 (15,297,200)
Total Securities Sold Short (proceeds $10,336,266) (17,049,200)
† Non-controlled affiliate.
^ This security or a partial position of this security was on loan as of December 31, 2022. The total value of securities on loan as of December 31, 2022 was $2,796,582.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Rate presented represents the 30 day average yield at December 31, 2022.

Partners Value Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Common Stocks - 98.4% a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 10.7
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 385,000 15,065,050
Class A 120,000 4,717,200
Liberty Broadband Corp.
(a)
Class C 100,000 7,627,000
Class A 70,000 5,309,500
Liberty Latin America Ltd. - Class C
(a) (b)
1,050,000 7,980,000
a
Interactive Media & Services 9.2
Alphabet, Inc. - Class C
(a)
276,000 24,489,480
Meta Platforms, Inc. - Class A
(a)
85,000 10,228,900
a
Alternative Carriers 2.7
Liberty Global PLC - Class C
(a) (b)
525,000 10,200,750
a
22.6 85,617,880
Information Technology
Data Processing & Outsourced Services 12.3
Visa, Inc. - Class A 92,500 19,217,800
Mastercard, Inc. - Class A 50,000 17,386,500
Black Knight, Inc.
(a)
160,000 9,880,000
a
Semiconductors 3.7
Texas Instruments, Inc. 85,000 14,043,700
a
IT Consulting & Other Services 3.1
Gartner, Inc.
(a)
35,200 11,832,128
a
Application Software 2.2
Guidewire Software, Inc.
(a)
135,000 8,445,600
a
21.3 80,805,728
Financials
Multi-Sector Holdings 8.2
Berkshire Hathaway, Inc. - Class B
(a)
100,000 30,890,000
a
Insurance Brokers 4.0
Aon plc - Class A
(b)
50,000 15,007,000
a
Investment Banking & Brokerage 3.3
The Charles Schwab Corp. 150,000 12,489,000
a
Property & Casualty Insurance 3.2
Markel Corp.
(a)
9,300 12,252,657
a
Regional Banks 2.4
First Republic Bank 75,000 9,141,750
a
21.1 79,780,407
Industrials
Research & Consulting Services 5.8
CoStar Group, Inc.
(a)
285,000 22,024,800
a
Aerospace & Defense 3.8
HEICO Corp. - Class A 120,000 14,382,000
a
Industrials
% of Net
Assets Shares $ Value
a
Industrial Machinery 2.1
IDEX Corp. 35,000 7,991,550
a
11.7 44,398,350
Materials
Construction Materials 6.7
Vulcan Materials Co. 74,000 12,958,140
Martin Marietta Materials, Inc. 37,000 12,504,890
a
Specialty Chemicals 2.1
Axalta Coating Systems Ltd.
(a) (b)
310,000 7,895,700
a
8.8 33,358,730
Health Care
Health Care Services 3.5
Laboratory Corp. of America Holdings 57,000 13,422,360
a
Health Care Equipment 3.2
Danaher Corp. 45,000 11,943,900
a
6.7 25,366,260
Consumer Discretionary
Distributors 3.6
LKQ Corp. 260,000 13,886,600
a
Automotive Retail 2.6
CarMax, Inc.
(a)
160,000 9,742,400
a
6.2 23,629,000
a
Total Common Stocks (Cost $203,111,751) 372,956,355
Cash Equivalents - 1.7% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$6,548,692)
(c)
6,548,692 6,548,692
a
Total Investments in Securities (Cost $209,660,443) 379,505,047
Cash due to Custodian - 0.0% (1,478)
Other Liabilities in Excess of Other Assets -  (0.1%) (421,551)
Net Assets - 100% 379,082,018
Net Asset Value Per Share - Investor Class 25.92
Net Asset Value Per Share - Institutional Class 26.62
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 30 day average yield at December 31, 2022.

Short Duration Income Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Corporate Bonds - 13.2% a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25^
(a)
5,525,000 5,423,409
American Airlines Group, Inc.
3.75% 3/1/25^
(a)
750,000 636,433
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
750,000 722,551
Ares Capital Corp. (ARES)
4.2% 6/10/24 3,000,000 2,897,727
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
1,000,000 854,608
4.38% 8/15/27
(a)
3,000,000 2,807,727
Bath Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,069,440
Boardwalk Pipelines LP
4.95% 12/15/24 2,580,000 2,550,773
Boeing Co. (The)
4.51% 5/1/23 1,000,000 998,284
Boston Properties LP
3.13% 9/1/23 9,560,000 9,412,404
Brunswick Corp.
0.85% 8/18/24 500,000 462,249
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,391,973
Carlisle Cos., Inc.
0.55% 9/1/23 2,000,000 1,935,734
3.5% 12/1/24 500,000 483,538
Cinemark USA, Inc.
5.88% 3/15/26^
(a)
2,199,000 1,834,421
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
3,000,000 2,928,375
Devon Energy Corp.
5.25% 10/15/27 390,000 386,590
Drax Finco PLC
6.63% 11/1/25
(a) (b)
3,500,000 3,350,291
Energy Transfer LP
3.9% 5/15/24 1,852,000 1,804,788
EPR Properties (EPR)
4.75% 12/15/26 4,869,000 4,381,263
Expedia Group, Inc. (EXPE)
6.25% 5/1/25
(a)
1,672,000 1,687,530
Fidelity National Information Services, Inc. (FIS)
4.5% 7/15/25 2,000,000 1,963,040
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,419,687
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,266,851
iStar, Inc.
4.25% 8/1/25 877,000 860,902
JPMorgan Chase & Co.
3.38% 5/1/23 2,456,000 2,444,785
3.85% 6/14/25 Floating Rate (SOFR + 98) 800,000 782,628
0.77% 8/9/25 Floating Rate (SOFR + 49) 1,000,000 923,543
Kite Realty Group Trust (KRG)
4% 3/15/25 2,083,000 1,983,171
L Brands, Inc.
6.69% 1/15/27 945,000 940,648
Lennar Corp.
4.88% 12/15/23 1,951,000 1,942,454
LXP Industrial Trust (LXP)
4.4% 6/15/24 2,000,000 1,944,310
a
a a
$ Principal
Amount $ Value a
a
Masonite International Corp.
5.38% 2/1/28
(a)
400,000 370,532
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
2,058,433 2,051,026
MPLX LP
4.88% 6/1/25 1,961,000 1,932,748
Onemain Finance Corp.
6.13% 3/15/24 2,298,000 2,227,911
PDC Energy, Inc.
6.13% 9/15/24 1,463,000 1,457,177
5.75% 5/15/26 3,000,000 2,868,600
RELX Capital, Inc.
3.5% 3/16/23 1,800,000 1,792,871
Starwood Property Trust, Inc.
5.5% 11/1/23
(a)
730,000 724,751
4.75% 3/15/25 1,765,000 1,687,286
Synchrony Bank (SYF)
5.4% 8/22/25 1,000,000 982,441
Take Two Interactive Software, Inc.
3.3% 3/28/24 1,000,000 977,101
U.S. Bancorp
2.4% 7/30/24 500,000 480,974
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
6,323,000 5,971,821
Vontier Corp. (VON)
1.8% 4/1/26 1,004,000 850,508
Walgreens Boots Alliance, Inc.
0.95% 11/17/23 5,000,000 4,813,622
Xerox Corp.
4.63% 3/15/23 634,000 631,711
a
Total Corporate Bonds (Cost $102,585,052) 98,313,207
Corporate Convertible Bonds - 1.8% a
a
Redwood Trust, Inc.
4.75% 8/15/23 5,006,000 4,930,910
5.63% 7/15/24 6,300,000 5,764,500
5.75% 10/1/25 3,000,000 2,546,250
a
Total Corporate Convertible Bonds (Cost $13,996,006) 13,241,660
Asset-Backed Securities - 38.7% a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
858,105 847,130
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D - 1.77% 12/14/26
(a)
1,000,000 955,672
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D - 2.13% 3/18/26 1,320,000 1,236,230
Series 2020-3 Class D - 1.49% 9/18/26 3,000,000 2,773,504
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A1 - 1.49% 4/17/23
(a)
42,823 42,759
Series 2022-A Class A2 - 3.12% 1/15/31
(a)
1,300,000 1,276,485
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A - 1.19% 1/15/27
(a)
245,790 237,584
Series 2022-1A Class A - 3.93% 5/15/28
(a)
4,105,245 3,987,612

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
3,622,000 3,437,685
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(a)
1,310,219 1,289,621
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(a)
39,724 39,672
Series 2020-1 Class A - 1.78% 12/22/25
(a)
393,766 391,986
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D - 2.73% 12/15/25
(a)
2,380,485 2,334,401
Series 2020-3A Class D - 1.73% 7/15/26 1,440,000 1,387,750
Series 2021-1A Class D - 1.08% 11/16/26 1,350,000 1,262,724
First Help Financial Trust (FHF)
Series 2022-1A Class A - 4.43% 1/18/28
(a)
3,852,564 3,762,525
Series 2022-2A Class A - 6.14% 12/15/27
(a)
933,869 920,698
First Investors Auto Owner Trust (FIAOT)
Series 2019-1A Class D - 3.55% 4/15/25
(a)
858,136 854,395
Series 2022-1A Class A - 2.03% 1/15/27
(a)
2,029,214 1,969,682
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-1 Class A2 - 1.15% 9/15/25
(a)
1,034,872 1,016,576
Series 2022-2 Class A2 - 4.49% 3/16/26
(a)
6,000,000 5,947,273
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-2A Class B - 3.16% 6/16/25
(a)
132,647 132,140
Series 2021-4A Class A - 0.84% 7/15/25
(a)
2,329,606 2,298,102
Series 2022-2A Class A2 - 3.55% 1/15/26
(a)
3,116,138 3,080,600
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 - 0.99% 1/25/28
(a)
333,341 328,301
Series 2020-2 Class A2 - 0.84% 2/25/28
(a)
446,152 435,668
Series 2021-1 Class A2 - 0.88% 9/25/28
(a)
2,268,951 2,193,800
Series 2021-2 Class A4 - 0.89% 12/26/28
(a)
1,939,615 1,854,228
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(a)
4,065,673 3,951,979
Series 2022-1A Class A - 5.21% 6/15/27
(a)
4,786,705 4,709,144
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A - 0.87% 7/14/28
(a)
2,500,000 2,313,010
Series 2022-1A Class C - 1.42% 7/14/28
(a)
4,100,000 3,486,639
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class A1 - 3.99% 10/16/23
(a)
320,760 320,689
Series 2022-1A Class B - 6.55% 7/17/28
(a)
3,000,000 3,000,310
Santander Bank NA (SBCLN)
Series 2021-1A Class B - 1.83% 12/15/31
(a)
1,708,837 1,644,098
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D - 2.22% 9/15/26 5,745,000 5,596,691
Series 2020-3 Class C - 1.12% 1/15/26 398,422 394,877
Series 2020-4 Class C - 1.01% 1/15/26 627,124 620,862
Series 2022-6 Class A2 - 4.37% 5/15/25 2,350,000 2,336,770
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class B - 2.45% 3/25/26
(a) (b)
263,524 261,755
Series 2019-CRTA Class C - 2.85% 3/25/26
(a) (b)
197,643 196,432
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-3A Class D - 1.65% 2/17/26
(a)
1,650,000 1,564,176
Series 2021-1A Class C - 0.95% 3/16/26
(a)
3,885,000 3,727,512
Series 2022-1A Class A2A - 1.97% 12/16/24
(a)
4,152,416 4,108,412
a
84,528,159
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO LP (ABPCI)
Series 2016-1A Class A1A2 - 5.94% 7/20/33 Floating
Rate (Qtrly LIBOR + 170)
(a) (b) (c)
2,000,000 1,933,660
Series 2020-10A Class A - 6.19% 1/20/32 Floating Rate
(Qtrly LIBOR + 195)
(a) (b) (c)
6,500,000 6,405,921
a
a a
$ Principal
Amount $ Value a
a
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class A1 - 5.74% 10/20/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (c)
6,000,000 5,832,217
AUF Funding LLC (AUF)
Series 2022-1A Class B1 - 8.07% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
2,500,000 2,500,000
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 - 5.61% 4/20/35 Floating Rate
(Qtrly SOFR + 165)
(a) (b) (c)
3,000,000 2,872,671
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR - 6.38% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,977,592 1,918,268
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 5.94% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (b) (c)
5,500,000 5,293,953
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 6.67% 12/15/28 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
1,619,423 1,616,959
Series 2020-1A Class A1R 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
2,500,000 2,500,000
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class A1 - 5.81% 10/20/30 Floating Rate
(TSFR3M + 214)
(a) (b) (c)
6,500,000 6,486,415
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A - 5.93% 10/15/31 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
4,741,776 4,706,412
Series 2020-2A Class A - 5.98% 10/15/32 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
4,500,000 4,434,880
Series 2021-2A Class A - 5.7% 4/22/33 Floating Rate
(Qtrly LIBOR + 162)
(a) (b) (c)
3,000,000 2,911,119
Series 2021-6A Class A - 5.48% 11/22/33 Floating Rate
(Qtrly LIBOR + 140)
(a) (b) (c)
1,350,902 1,348,623
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 5.82% 10/24/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
2,750,000 2,641,790
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 - 5.68% 1/15/34 Floating Rate
(Qtrly LIBOR + 160)
(a) (b) (c)
4,000,000 3,851,840
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2017-9A Class A1TR - 5.63% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,424,998
Series 2021-15A Class A2 - 5.91% 4/25/33 Floating Rate
(Qtrly LIBOR + 155)
(a) (b) (c)
3,500,000 3,375,474
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2016-31A Class CR - 7.43% 8/5/30 Floating Rate
(Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 946,041
Series 2021-54A Class A2 - 6.06% 8/5/33 Floating Rate
(Qtrly LIBOR + 153)
(a) (b) (c)
4,500,000 4,332,007
Series 2021-54A Class B - 6.38% 8/5/33 Floating Rate
(Qtrly LIBOR + 185)
(a) (b) (c)
2,500,000 2,362,767
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 - 7.56% 10/25/31 Floating Rate
(TSFR3M + 350)
(a) (c)
1,000,000 1,000,249
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR - 5.66% 4/23/34 Floating Rate
(Qtrly SOFR + 162)
(a) (b) (c)
3,500,000 3,344,880
KKR Lending Partners III Clo LLC (KKRLP)
Series 2021-1A Class B - 6.14% 10/20/30 Floating Rate
(Qtrly LIBOR + 190)
(a) (c)
2,000,000 1,923,965
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B - 5.08% 7/20/31 Floating Rate
(TSFR3M + 260)
(a) (b) (c)
1,250,000 1,243,109

a
a a
$ Principal
Amount $ Value a
a
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R - 5.77% 7/15/33 Floating
Rate (Qtrly LIBOR + 169)
(a) (b) (c)
5,000,000 4,852,500
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 - 6.25% 9/14/33 Floating Rate
(Qtrly LIBOR + 150)
(a) (b) (c)
7,500,000 7,227,114
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT - 6.63% 11/20/34 Floating
Rate (TSFR3M + 250)
(a) (c)
2,000,000 1,991,072
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 - 5.49% 4/20/29 Floating Rate
(Qtrly LIBOR + 125)
(a) (b) (c)
3,000,000 2,939,448
Twin Brook CLO (TWBRK)
Series 2021-1A Class A - 5.77% 1/20/34 Floating Rate
(US0003M + 153)
(a) (c)
1,200,000 1,139,795
a
95,358,147
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-B Class A - 1.03% 8/17/26
(a)
2,000,000 1,897,480
Series 2022-Z1 Class A - 4.55% 6/15/27
(a)
2,908,408 2,835,836
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
1,771,184 1,730,856
Series 2021-A Class A - 1.42% 11/17/33
(a)
541,202 503,092
Series 2022-B Class A - 3.75% 6/18/35
(a)
1,086,905 1,069,826
Series 2022-B Class B - 4.84% 6/18/35
(a)
1,498,342 1,432,855
Series 2022-C Class A - 5.32% 10/17/35
(a)
1,823,941 1,807,143
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
7,667 7,648
Series 2022-A Class A - 5.87% 12/15/26
(a)
1,799,097 1,796,125
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
701,091 686,719
Series 2021-2A Class A - 2.19% 1/15/42
(a)
1,874,423 1,714,556
FREED ABS Trust (FREED)
Series 2022-1FP Class A - 0.94% 3/19/29
(a)
74,271 74,053
Series 2022-1FP Class B - 1.91% 3/19/29
(a)
4,000,000 3,881,733
Series 2022-3FP Class B - 5.79% 8/20/29
(a)
3,500,000 3,449,365
Series 2022-4FP Class B - 7.58% 12/18/29
(a)
2,000,000 2,000,104
Lendingpoint Asset Securitization Trust (LPST)
Series 2022-B Class A - 4.77% 10/15/29
(a)
702,514 685,985
Series 2022-C Class A - 6.56% 2/15/30
(a)
5,950,065 5,925,860
Marlette Funding Trust (MFT)
Series 2021-2A Class A - 0.51% 9/15/31
(a)
45,250 45,156
Series 2021-2A Class B - 1.06% 9/15/31
(a)
2,000,000 1,951,379
Series 2021-3A Class A - 0.65% 12/15/31
(a)
443,007 437,290
Series 2022-1A Class A - 1.36% 4/15/32
(a)
2,354,530 2,308,365
Series 2022-3A Class A - 5.18% 11/15/32
(a)
2,922,408 2,900,405
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 - 1.71% 2/20/25
(a)
1,033,036 1,022,456
Series 2021-1A Class A5 - 0.93% 3/22/27
(a)
739,692 714,930
Series 2021-2A Class A - 1.21% 9/20/28
(a)
1,491,795 1,418,870
Series 2022-1A Class A2 - 4.18% 3/20/28
(a)
4,067,110 3,964,599
Series 2022-2A Class A - 5.11% 2/22/28
(a)
1,883,569 1,861,621
Pagaya AI Debt Selection Trust (PAID)
Series 2021-1 Class A - 1.18% 11/15/27
(a)
1,342,059 1,322,102
Series 2021-3 Class A - 1.15% 5/15/29
(a)
553,710 539,575
Series 2021-HG1 Class A - 1.22% 1/16/29
(a)
2,619,520 2,472,230
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A - 4.97% 1/15/30
(a)
1,153,209 1,125,399
Series 2022-3 Class A - 6.06% 3/15/30
(a)
4,042,936 3,987,888
Series 2022-5 Class A - 8.1% 6/17/30
(a)
2,500,000 2,504,034
a
a a
$ Principal
Amount $ Value a
a
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B - 2.82% 5/20/36
(a)
48,445 45,546
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.21% 12/15/27
(a)
1,252,298 1,232,319
Series 2022-3A Class A - 7.6% 4/15/29
(a)
3,766,720 3,755,151
Upstart Securitization Trust (UPST)
Series 2021-1 Class A - 0.87% 3/20/31
(a)
59,818 59,635
Series 2021-2 Class A - 0.91% 6/20/31
(a)
328,385 322,838
Series 2021-3 Class A - 0.83% 7/20/31
(a)
564,713 553,132
Series 2021-5 Class A - 1.31% 11/20/31
(a)
1,251,974 1,198,820
a
67,242,976
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B - 1.38% 2/22/27
(a)
1,000,000 930,344
Amur Equipment Finance Receivables LLC (AXIS)
Series 2020-1A Class A2 - 1.68% 8/20/25
(a)
55,939 55,800
Series 2021-1A Class A2 - 0.75% 11/20/26
(a)
2,007,408 1,935,033
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 - 5.3% 6/21/28
(a)
2,100,000 2,071,770
CCG Receivables Trust (CCG)
Series 2019-2 Class A - 2.11% 3/15/27
(a)
56,680 56,599
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 - 0.53% 12/22/26
(a)
625,000 599,008
Series 2022-1 Class A2 - 2.11% 8/23/27
(a)
2,451,235 2,419,119
Dext ABS LLC (DEXT)
Series 2020-1 Class A - 1.46% 2/16/27
(a)
600,384 592,330
Series 2021-1 Class A - 1.12% 2/15/28
(a)
2,416,949 2,312,076
DLLST LLC (DLLST)
Series 2022-1A Class A2 - 2.79% 1/22/24
(a)
4,500,000 4,462,276
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 - 2.77% 2/13/25
(a)
3,125,000 3,068,316
Series 2022-B Class A2 - 5.57% 9/9/25
(a)
2,750,000 2,754,316
Series 2022-B Class A3 - 5.61% 7/10/28
(a)
4,250,000 4,277,602
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2020-1 Class A - 1.37% 11/17/25
(a)
459,769 453,914
Series 2021-1 Class A2 - 1.1% 7/15/27
(a)
3,226,850 3,096,914
Series 2022-1 Class A2 - 4.84% 2/15/28
(a)
4,000,000 3,969,481
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 - 6.24% 7/20/28
(a)
2,750,000 2,757,523
Series 2022-2A Class A3 - 6.5% 10/21/30
(a)
2,750,000 2,779,899
a
38,592,320
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A - 2.74% 2/25/39
(a)
224,000 210,703
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A - 2.59% 5/20/36
(a)
387,562 373,654
Series 2020-2A Class A - 1.33% 7/20/37
(a)
622,794 585,181
1,169,538
a
Total Asset-Backed Securities (Cost $293,122,250) 286,891,140

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - 12.0% a
a a
$ Principal
Amount $ Value a
a
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class A - 5.67% 11/15/36 Floating Rate
(Mthly LIBOR + 135)
(a) (b)
5,000,000 4,851,652
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 5.42% 11/17/38 Floating
Rate (Mthly LIBOR + 108)
(a)
4,279,948 4,114,308
BDS Ltd. (BDS)
Series 2020-FL6 Class C - 6.17% 9/15/35 Floating Rate
(SOFR30A + 236)
(a) (b)
253,077 250,801
Series 2021-FL10 Class A - 5.69% 12/16/36 Floating
Rate (Mthly LIBOR + 135)
(a) (b)
4,000,000 3,872,568
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 6.37% 11/15/28 Floating
Rate (Mthly LIBOR + 205)
(a)
2,625,000 2,596,153
BPR Trust (BPR)
Series 2021-KEN Class A - 5.57% 2/15/29 Floating Rate
(Mthly LIBOR + 125)
(a)
3,000,000 2,920,692
BRSP, Ltd. (BRSP)
Series 2021-FL1 Class A - 5.49% 8/19/38 Floating Rate
(US0001M + 115)
(a) (b)
2,500,000 2,429,303
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A - 6.63% 6/19/37 Floating Rate
(TSFR1M + 230)
(a) (b)
4,500,000 4,442,958
Series 2022-FL7 Class A - 6.81% 10/19/39 Floating Rate
(TSFR1M + 290)
(a)
1,500,000 1,489,700
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 5.59% 7/16/35 Floating Rate
(Mthly LIBOR + 125)
(a) (b)
3,297,054 3,221,165
HERA Commercial Mortgage, Ltd. (HCM)
Series  2021-FL1 Class A - 5.39% 2/18/38 Floating Rate
(US0001M + 105)
(a) (b)
4,500,000 4,358,269
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 5.38% 6/16/36 Floating Rate
(Mthly LIBOR + 105)
(a) (b)
4,198,649 4,043,333
Series 2021-FL1 Class AS - 5.73% 6/16/36 Floating Rate
(Mthly LIBOR + 140)
(a) (b)
4,000,000 3,799,240
Series 2021-FL2 Class A4 - 5.33% 9/17/36 Floating Rate
(Mthly LIBOR + 100)
(a) (b)
2,750,000 2,655,650
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.52% 11/5/35
(a)
4,300,000 4,060,441
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A - 6.58% 10/15/39 Floating
Rate (TSFR1M + 225)
(a)
1,000,000 1,001,949
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 - 5.4% 2/15/39 Floating Rate
(Mthly LIBOR + 107)
(a) (b)
4,500,000 4,363,303
Series 2022-FL3 Class A - 5.77% 2/17/39 Floating Rate
(Mthly SOFR + 145)
(a) (b)
4,500,000 4,368,276
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class D - 7.27% 5/15/28 Floating Rate
(US0001M + 295)
(a) (b)
3,350,000 3,151,295
Series 2021-CRE5 Class A - 5.62% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (b)
5,000,000 4,817,323
Series 2022-CRE7 Class A - 5.36% 1/17/37 Floating Rate
(SOFR 30 Day Avg + 155)
(a) (b)
4,750,000 4,611,134
PFP Ltd. (PFP)
Series 2021-7 Class AS - 5.47% 4/14/38 Floating Rate
(Mthly LIBOR + 115)
(a) (b)
4,499,775 4,252,549
Series 2022-9 Class A - 6.6% 8/19/35 Floating Rate
(TSFR1M + 218)
(a) (b)
3,000,000 2,960,577
Ready Capital Mortgage Financing LLC (RCMT)
Series 2020-FL4 Class A - 6.54% 2/25/35 Floating Rate
(Mthly LIBOR + 215)
(a)
1,650,745 1,644,345
a
a a
$ Principal
Amount $ Value a
a
STWD Ltd. (STWD)
Series 2022-FL3 Class A - 5.16% 11/15/38 Floating Rate
(SOFR 30 Day Avg + 135)
(a) (b)
6,500,000 6,269,653
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 5.44% 6/16/36 Floating Rate
(Mthly LIBOR + 110)
(a)
2,476,467 2,386,078
a
Total Commercial Mortgage-Backed Securities (Cost $91,339,942) 88,932,715
Mortgage-Backed Securities - 10.1% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A - 4% 3/15/25 186,981 184,705
Series 4107 Class LW - 1.75% 8/15/27 3,920,454 3,535,726
Series 4281 Class AG - 2.5% 12/15/28 118,237 115,898
Series 3003 Class LD - 5% 12/15/34 419,869 417,961
Series 2952 Class PA - 5% 2/15/35 153,140 151,633
Series 3620 Class PA - 4.5% 12/15/39 324,761 317,938
Series 3842 Class PH - 4% 4/15/41 435,445 419,236
a
Pass-Through Securities
Pool# G13300 - 4.5% 5/1/23 1,601 1,599
Pool# G18296 - 4.5% 2/1/24 20,691 20,696
Pool# G18306 - 4.5% 4/1/24 45,124 45,135
Pool# G18308 - 4% 5/1/24 82,645 80,865
Pool# J13949 - 3.5% 12/1/25 603,551 593,775
Pool# E02804 - 3% 12/1/25 421,348 410,613
Pool# J14649 - 3.5% 4/1/26 459,211 449,197
Pool# E02948 - 3.5% 7/1/26 1,391,602 1,368,915
Pool# J16663 - 3.5% 9/1/26 1,221,224 1,190,289
Pool# E03033 - 3% 2/1/27 769,381 745,939
Pool# ZS8692 - 2.5% 4/1/33 705,116 653,098
Pool# G01818 - 5% 5/1/35 516,247 527,878
11,231,096
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2010-54 Class WA - 3.75% 6/25/25 17,491 17,392
a
Pass-Through Securities
Pool# AR8198 - 2.5% 3/1/23 53,646 53,434
Pool# MA1502 - 2.5% 7/1/23 90,017 89,382
Pool# 995960 - 5% 12/1/23 218 219
Pool# AD0629 - 5% 2/1/24 273 275
Pool# 930667 - 4.5% 3/1/24 36,561 36,524
Pool# 995693 - 4.5% 4/1/24 13,242 13,211
Pool# MA0043 - 4% 4/1/24 116,499 113,860
Pool# 995692 - 4.5% 5/1/24 89,840 89,725
Pool# 931739 - 4% 8/1/24 23,939 23,386
Pool# AE0031 - 5% 6/1/25 19,653 19,783
Pool# AD7073 - 4% 6/1/25 92,382 90,248
Pool# AL0471 - 5.5% 7/1/25 59,273 58,997
Pool# 310139 - 3.5% 11/1/25 742,527 729,691
Pool# AB1769 - 3% 11/1/25 316,507 308,454
Pool# AH3429 - 3.5% 1/1/26 1,766,036 1,731,250
Pool# AB2251 - 3% 2/1/26 470,017 457,450
Pool# AB3902 - 3% 11/1/26 370,663 358,973
Pool# AB4482 - 3% 2/1/27 1,859,597 1,799,681

a
a a
$ Principal
Amount $ Value a
a
Pool# AL1366 - 2.5% 2/1/27 682,967 641,559
Pool# AB6291 - 3% 9/1/27 382,753 369,190
Pool# MA3189 - 2.5% 11/1/27 636,701 607,377
Pool# MA3791 - 2.5% 9/1/29 1,472,400 1,378,758
Pool# BM5708 - 3% 12/1/29 1,071,982 1,033,353
Pool# MA0587 - 4% 12/1/30 1,372,072 1,329,406
Pool# BA4767 - 2.5% 1/1/31 758,292 711,818
Pool# AS7701 - 2.5% 8/1/31 2,387,698 2,235,301
Pool# 555531 - 5.5% 6/1/33 1,068,415 1,100,650
Pool# MA3540 - 3.5% 12/1/33 742,155 714,411
Pool# 725232 - 5% 3/1/34 98,632 100,814
Pool# 995112 - 5.5% 7/1/36 484,743 501,220
16,715,792
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 - 3% 12/20/26 1,537,295 1,489,796
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 - 2.72% 11/25/59
(a) (c)
764,928 738,838
Citigroup Mortgage Loan Trust, Inc. (CMLTI)
Series 2014-A Class A - 4% 1/25/35
(a) (c)
374,421 349,118
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
547,584 492,501
Series 2021-7 Class B - 2.5% 8/25/51
(a) (c)
5,433,319 4,683,484
Series 2021-10IN Class A6 - 2.5% 10/25/51
(a) (c)
5,106,066 4,388,679
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 - 2.5% 2/26/52
(a) (c)
3,429,537 2,963,086
Series 2022-PJ1 Class AB - 2.5% 5/28/52
(a) (c)
4,110,351 3,543,095
Series 2022-PJ2 Class A24 - 3% 6/25/52
(a) (c)
2,692,605 2,392,566
Series 2020-NQM1 Class A1 - 1.38% 9/27/60
(a) (c)
454,740 398,454
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 - 3.5% 6/25/29
(a) (c)
734,663 689,625
Series 2014-5 Class B - 2.79% 10/25/29
(a) (c)
1,565,719 1,465,705
Series 2016-3 Class A - 2.98% 10/25/46
(a) (c)
1,232,968 1,105,090
Series 2017-3 Class A - 2.5% 8/25/47
(a) (c)
2,638,138 2,305,516
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
384,700 359,174
Series 2020-7 Class A - 3% 1/25/51
(a) (c)
118,244 114,479
Series 2020-8 Class A - 3% 3/25/51
(a) (c)
255,611 243,187
Series 2021-4 Class A4 - 2.5% 8/25/51
(a) (c)
2,201,490 1,903,152
Series 2021-6 Class B - 2.5% 10/25/51
(a) (c)
4,849,067 4,179,863
Series 2021-8 Class B - 2.5% 12/25/51
(a) (c)
1,600,308 1,379,454
Series 2022-2 Class A4A - 2.5% 8/25/52
(a) (c)
1,983,798 1,710,020
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A - 3% 2/25/50
(a) (c)
585,857 569,742
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 - 2.5% 10/25/51
(a) (c)
4,434,277 3,822,316
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(a) (c)
5,744,724 4,951,913
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(a) (c)
252,939 247,453
Series 2020-3 Class A - 3% 4/25/50
(a) (c)
360,581 345,541
45,342,051
a
Total Mortgage-Backed Securities (Cost $82,950,274) 74,778,735
U.S. Treasuries - 23.9% a
a a
$ Principal
Amount $ Value a
a
U.S. Treasury Notes
2.88% 11/30/23 4,000,000 3,934,861
2% 5/31/24 18,000,000 17,345,390
3% 6/30/24 2,000,000 1,952,344
3.25% 8/31/24 13,000,000 12,730,351
2.13% 11/30/24 2,500,000 2,393,457
1.5% 11/30/24 17,000,000 16,089,570
2.75% 2/28/25 2,000,000 1,932,969
1.13% 2/28/25 9,000,000 8,402,695
0.38% 4/30/25 5,000,000 4,564,062
2.88% 6/15/25 9,000,000 8,699,766
3.13% 8/15/25 8,000,000 7,768,125
0.25% 8/31/25 20,000,000 17,987,500
3.5% 9/15/25 7,000,000 6,861,094
4.25% 10/15/25 7,000,000 6,995,625
1.88% 7/31/26 15,000,000 13,875,000
1.63% 10/31/26 17,000,000 15,521,133
2.25% 2/15/27 2,000,000 1,861,641
1.13% 2/28/27 10,000,000 8,892,578
1.13% 2/29/28 16,000,000 13,856,875
1.25% 3/31/28 7,000,000 6,085,625
a
Total U.S. Treasuries (Cost $190,422,550) 177,750,661
Cash Equivalents - 0.1% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$1,057,196)
(d)
1,057,196 1,057,196
Short-Term Securities Held as Collateral for Securities on Loan - 0.4% a
a
Citibank N.A. DDCA
4.32% 263,396 263,396
Goldman Sachs Financial Square Government Fund
Institutional Class - 4.14% 2,370,564 2,370,564
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $2,633,960) 2,633,960
Total Investments in Securities (Cost $778,107,230) 743,599,274
Cash due to Custodian - 0.0% (7,754)
Other Liabilities in Excess of Other Assets - (0.2%) (1,576,533)
Net Assets - 100% 742,014,987
Net Asset Value Per Share - Investor Class 11.61
Net Asset Value Per Share - Institutional Class 11.64
^ This security or a partial position of this security was on loan as of December 31, 2022. The total value of securities on loan as of December 31, 2022 was $2,563,629.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 30 day average yield at December 31, 2022.

Ultra Short Government Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Asset-Backed Securities - 3.7% a
a a
$ Principal
Amount $ Value a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
47,673 47,063
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A1 - 1.49% 4/17/23
(a)
28,548 28,506
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
258,714 245,549
First Investors Auto Owner Trust (FIAOT)
Series 2019-1A Class D - 3.55% 4/15/25
(a)
600,695 598,077
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-4A Class A - 0.84% 7/15/25
(a)
166,400 164,150
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A - 5.21% 6/15/27
(a)
239,335 235,457
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class A1 - 3.99% 10/16/23
(a)
320,760 320,689
Westlake Automobile Receivables Trust (WLAKE)
Series 2022-1A Class A2A - 1.97% 12/16/24
(a)
159,708 158,016
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 - 0.51% 8/20/29
(a)
101,935 100,680
a
1,898,187
a
Consumer & Specialty Finance
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
333 333
FREED ABS Trust (FREED)
Series 2022-1FP Class A - 0.94% 3/19/29
(a)
24,757 24,684
Marlette Funding Trust (MFT)
Series 2021-2A Class A - 0.51% 9/15/31
(a)
2,828 2,822
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.21% 12/15/27
(a)
89,450 88,023
Upstart Securitization Trust (UPST)
Series 2021-3 Class A - 0.83% 7/20/31
(a)
70,589 69,142
a
185,004
a
Equipment
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A1 - 1.48% 5/3/23
(a)
160,898 160,532
Series 2022-B Class A1 - 4.92% 12/1/23
(a)
384,154 384,165
544,697
a
Total Asset-Backed Securities (Cost $2,653,188) 2,627,888
U.S. Treasuries - 88.5% a
a
U.S. Treasury Notes
2.38% 1/31/23 12,000,000 11,984,006
1.38% 2/15/23 7,000,000 6,976,084
2.5% 3/31/23 16,000,000 15,925,153
0.25% 4/15/23 2,000,000 1,976,746
1.75% 5/15/23 5,000,000 4,947,745
2.75% 5/31/23 9,000,000 8,933,382
2.5% 8/15/23 10,000,000 9,862,016
2.75% 11/15/23 2,000,000 1,966,020
a
Total U.S. Treasuries (Cost $62,605,681) 62,571,152
Cash Equivalents - 6.7% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$4,758,267)
(b)
4,758,267 4,758,267
a
Total Investments in Securities (Cost $70,017,136) 69,957,307
Cash due to Custodian - 0.0% (1,222)
Other Assets Less Other Liabilities -  1.1% 772,746
Net Assets - 100% 70,728,831
Net Asset Value Per Share - Institutional Class 9.98
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Rate presented represents the 30 day average yield at December 31, 2022.

Value Fund
Schedule of Investments
December 31, 2022 (Unaudited)
Common Stocks - 98.1% a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 12.6
Visa, Inc. - Class A 170,000 35,319,200
Mastercard, Inc. - Class A 100,000 34,773,000
Fidelity National Information Services, Inc. 345,000 23,408,250
a
Application Software 8.7
Roper Technologies, Inc. 55,000 23,764,950
Adobe, Inc.
(a)
65,000 21,874,450
Salesforce, Inc.
(a)
140,000 18,562,600
a
IT Consulting & Other Services 7.0
Gartner, Inc.
(a)
90,000 30,252,600
Accenture plc - Class A
(b)
80,000 21,347,200
a
Semiconductors 4.6
Analog Devices, Inc. 210,000 34,446,300
a
Systems Software 4.4
Oracle Corp. 400,000 32,696,000
a
37.3 276,444,550
Communication Services
Interactive Media & Services 10.2
Alphabet, Inc. - Class C
(a)
535,000 47,470,550
Meta Platforms, Inc. - Class A
(a)
235,000 28,279,900
a
Cable & Satellite 7.0
Liberty Broadband Corp. - Class C
(a)
360,000 27,457,200
Liberty Media Corp-Liberty SiriusXM - Class C
(a)
625,000 24,456,250
a
17.2 127,663,900
Financials
Multi-Sector Holdings 4.8
Berkshire Hathaway, Inc. - Class B
(a)
115,000 35,523,500
a
Investment Banking & Brokerage 3.4
The Charles Schwab Corp. 300,000 24,978,000
a
Insurance Brokers 3.2
Aon plc - Class A
(b)
80,000 24,011,200
a
Financial Exchanges & Data 2.9
S&P Global, Inc. 65,000 21,771,100
a
14.3 106,283,800
Health Care
Health Care Equipment 4.8
Danaher Corp. 135,000 35,831,700
a
Life Sciences Tools & Services 4.5
Thermo Fisher Scientific, Inc. 60,000 33,041,400
a
Health Care Services 3.3
Laboratory Corp. of America Holdings 105,000 24,725,400
a
12.6 93,598,500
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 4.7
Vulcan Materials Co. 200,000 35,022,000
a
Industrial Gases 2.2
Linde plc
(b)
50,000 16,309,000
a
6.9 51,331,000
Industrials
Research & Consulting Services 5.2
CoStar Group, Inc.
(a)
500,000 38,640,000
Consumer Discretionary
Automotive Retail 2.3
CarMax, Inc.
(a)
280,000 17,049,200
a
Internet & Direct Marketing Retail 2.3
Amazon.com, Inc.
(a)
200,000 16,800,000
a
4.6 33,849,200
a
Total Common Stocks (Cost $445,818,491) 727,810,950
Cash Equivalents - 2.1% a
a a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 3.84% (Cost
$15,656,437)
(c)
15,656,437 15,656,437
a
Total Investments in Securities (Cost $461,474,928) 743,467,387
Cash - 0.0% 1
Other Liabilities in Excess of Other Assets - (0.2%) (1,152,607)
Net Assets - 100% 742,314,781
Net Asset Value Per Share - Investor Class 41.96
Net Asset Value Per Share - Institutional Class 43.01
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 30 day average yield at December 31, 2022.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2022 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
12/31 /2022
Shares as of
12/31 /2022
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 16,714,000 $ 471,876 $ (1,359,492) $ 868,522 $ 186,579 $ 16,881 , 486 582,723 $ — $—